SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2023
Equipment
Statement [Line Items]
Rate	5
Furnitures and Fixtures
Statement [Line Items]
Rate	5
Leasehold Improvements
Statement [Line Items]
Rate	Over the lease term
Computer Equipment
Statement [Line Items]
Rate	2
Building [Member]
Statement [Line Items]
Rate	25